Shareholders' Equity - Classification of Pre-Payroll Tax and Social Contribution Stock-Based Compensation Expense Included in Consolidated Statements of Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total pre-payroll tax and social contribution compensation	$ 236	$ 215	$ 221
Cost of sales
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total pre-payroll tax and social contribution compensation	40	34	34
Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total pre-payroll tax and social contribution compensation	71	69	70
Selling, general and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total pre-payroll tax and social contribution compensation	$ 125	$ 112	$ 117